Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Sony Corporation's stockholders' equity:
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,004,636,664	1,004,571,464
Treasury stock, common stock	1,051,588	1,039,656